Property, plant and equipment - Summary of Property Plant Equipment And Right Of Use Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Oil and Gas assets, Facilities, Corporate Assets	$ 1,679		$ 2,574
Right-of-use assets	26		0
Total	$ 1,705	$ 37	$ 2,574